Goodwill and Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying amount of goodwill by reportable operating segment

The changes in the carrying amount of goodwill by reportable operating segment for the three months ended March 31, 2013 are summarized as follows:

	North America	Europe	South America	Asia Pacific	Total
Balance at January 1, 2013	$115,420	$13,836	$—	$4,460	$133,716
Foreign exchange translation	(101)	(384)		11	(474)

Balance at March 31, 2013	$115,319	$13,452	$—	$4,471	$133,242

The changes in the carrying amount of goodwill by reportable operating segment for the years ended December 31, 2011 and 2012 are summarized as follows:

	North America	Europe	South America	Asia Pacific	Total
Balance at December 31, 2010	$115,384	$13,926	$3,480	$4,210	$137,000
Foreign exchange translation	(86)	(330)	(378)	200	(594)

Balance at December 31, 2011	$115,298	$13,596	$3,102	$4,410	$136,406
Foreign exchange translation	122	240	(315)	50	97
Impairment charges	—	—	(2,787)	—	(2,787)

Balance at December 31, 2012	$115,420	$13,836	$—	$4,460	$133,716

Intangible Assets and Accumulated Amortization Balances

The following table presents intangible assets and accumulated amortization balances of the Company as of December 31, 2012 and March 31, 2013, respectively:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
Customer relationships	$135,741	$(34,184)	$101,557	7.7
Developed technology	9,574	(4,143)	5,431	3.9
Other	10,337	(601)	9,736

Balance at December 31, 2012	$155,652	$(38,928)	$116,724	7.1

Customer relationships	$136,115	$(37,637)	$98,478	7.4
Developed technology	9,461	(4,491)	4,970	3.7
Other	10,434	(731)	9,703

Balance at March 31, 2013	$156,010	$(42,859)	$113,151	6.9

The following table presents intangible assets and accumulated amortization balances of the Company as of December 31, 2011 and 2012, respectively:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
Customer relationships	$138,576	$(21,267)	$117,309	8.6
Developed technology	9,503	(2,521)	6,982	4.8
Other	7,603	(203)	7,400

Balance at December 31, 2011	$155,682	$(23,991)	$131,691	8.1

Customer relationships	$135,741	$(34,184)	$101,557	7.7
Developed technology	9,574	(4,143)	5,431	3.9
Other	10,337	(601)	9,736

Balance at December 31, 2012	$155,652	$(38,928)	$116,724	7.1

Estimated amortization expense	Estimated amortization expense for the next five years is shown in the table below:

Year	Expense
2013	$15,446
2014	15,257
2015	15,131
2016	14,739
2017	14,021